Appendix 1 Details of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2019
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Appendix 1 Details of Assets and Liabilities in Foreign Currency

APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY:

This appendix forms an integral part of the Group’s consolidated financial statements. The detail of assets and liabilities denominated in foreign currency is as follows:

	12-31-2019
ASSETS	U.F.	Chilean Peso		U.S. dollar		Euro		Colombian Peso		Angentine Peso		Brazilian Real		Total
	ThCh$	ThCh$		ThCh$		ThCh$		ThCh$		ThCh$		ThCh$		ThCh$
CURRENT ASSETS
Cash and cash equivalents	-	209,818,277		18,115,385		654,319		-		7,096,519		-		235,684,500
Other current financial assets	707,749	280,529		322,317		-		-		-		-		1,310,595
Other current non-financial assets	-	34,098,847		535,716		-		-		-		-		34,634,563
Trade and other current receivables	-	500,407,168		10,964,072		84,090		-		-		-		511,455,330
Current accounts receivable from related parties	-	3,419,722		40,603,423		22,859,682		833,336		-		465,970		68,182,133
Inventories	53,034	34,959,079		4,212,534		447,603		-		-		-		39,672,250
Current tax assets	-	117,532,553		9,740,736		-		-		-		-		127,273,289
TOTAL CURRENT ASSETS	760,783	900,516,175		84,494,183		24,045,694		833,336		7,096,519		465,970		1,018,212,660

NON-CURRENT ASSETS
Other non-current financial assets	-	7,220,618		2		-		-		-		-		7,220,620
Other non-current non-financial assets	56,950	37,993,234		-		-		-		-		-		38,050,184
Trade and other non-current receivables	-	146,276,706		167,297,679		-		-		-		-		313,574,385
Non-current accounts receivable from related parties	-	-		34,407,142		-		-						34,407,142
Investments accounted for using the equity method	-	7,928,588		-		-		-		-		-		7,928,588
Intangible assets other than goodwill	-	86,594,286		45,684,307		-		-		-		-		132,278,593
Goodwill	-	909,078,058		8,274,916		-		-		-		-		917,352,974
Property, plant and equipment	35,346,435	3,678,912,343		1,638,296,993		7,763,853		-		-		-		5,360,319,624
Investment property	-	6,795,155		-		-		-		-		-		6,795,155
Deferred tax assets	-	6,530,201		15,318,038		-		-		-		-		21,848,239
TOTAL NON CURRENT ASSETS	35,403,385	4,887,329,189		1,909,279,077		7,763,853		-		-		-		6,839,775,504
TOTAL ASSETS	36,164,168	5,787,845,364	-	1,993,773,260	-	31,809,547	-	833,336	-	7,096,519	-	465,970	-	7,857,988,164

0
	12-31-2018
	UF	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Angentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	-	222,434,412	16,575,872	103,847	-	6,057,793	-	245,171,924
Other current financial assets	689,145	644,618	38,969,410	-	-	-	-	40,303,173
Other current non-financial assets	816,871	17,838,717	2,832,782	-	-	917,718	-	22,406,088
Trade and other current receivables	-	474,941,686	3,193,959	3,905	-	30,517	-	478,170,067
Current accounts receivable from related parties	-	20,673,951	6,997,861	26,475,919	-	-	23,329	54,171,060
Inventories	-	52,510,509	4,451,134	-	-	-	-	56,961,643
Current tax assets	-	99,614,294	3,678	-	-	145,845	-	99,763,817
TOTAL CURRENT ASSETS	1,506,016	888,658,187	73,024,696	26,583,671	-	7,151,873	23,329	996,947,772

NON-CURRENT ASSETS
Other non-current financial assets	689,145	2,352,896	4,227,628	-	-	-	-	7,269,669
Other non-current non-financial assets	-	44,390,009	-	-	-	218,003	-	44,608,012
Trade and other non-current receivables	10,005,806	33,425,943	17,074,839	-	-	21,255	-	60,527,843
Non-current accounts receivable from related parties	-	-	-	-	-	-	-	-
Investments accounted for using the equity method	-	9,520,350	3,052,983	-	-	300,198	-	12,873,531
Intangible assets other than goodwill	-	70,247,490	44,865,424	-	-	259,479	-	115,372,393
Goodwill	-	907,404,478	7,640,247	-	-	-	-	915,044,725
Property, plant and equipment	-	3,769,310,697	1,523,774,815	-	-	15,562,121	-	5,308,647,633
Investment property	-	7,557,356		-	-	-	-	7,557,356
Deferred tax assets	-	1,115,799	18,055,431	-	-	-	-	19,171,230
TOTAL NON CURRENT ASSETS	10,694,951	4,845,325,018	1,618,691,367	-	-	16,361,056	-	6,491,072,392
TOTAL ASSETS	12,200,967	5,733,983,205	1,691,716,063	26,583,671	-	23,512,929	23,329	7,488,020,164

			12-31-2019
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	35,217,441	20,005	178,791,077	628,053	-	214,656,576
Trade and other current payables	5,215,585	523,504,426	66,209,531	4,333,666	-	599,263,208
Current accounts payable to related parties	-	38,133,907	11,910,024	109,765,956	-	159,809,887
Other current provisions	-	4,065,965	-	-	-	4,065,965
Current tax liabilities	-	17,940,784	55,049	-	-	17,995,833
Other current non-financial liabilities	254,084	38,929,298	2,933,274	3,391,727	-	45,508,383
TOTAL CURRENT LIABILITIES	40,687,110	622,594,385	259,898,955	118,119,402	-	1,041,299,852

NON-CURRENT LIABILITIES
Other non-current financial liabilities	301,707,185	68,922	1,431,324,011	7,069,801	-	1,740,169,919
Trade and other non-current payables	-	27,661	56,222,424	-	-	56,250,085
Non-current accounts receivable to related parties	-	-	486,839,483	297,534,001	-	784,373,484
Other long-term provisions	-	155,315,044	16,545,238	-	-	171,860,282
Deferred tax liabilities	-	161,017,178	88,267,463	-	-	249,284,641
Non-current provisions for employee benefits	-	65,531,375	632,115	-	-	66,163,490
Other non-current non-financial liabilities	-	1,302,759	-	-	-	1,302,759
TOTAL NON-CURRENT LIABILITIES	301,707,185	383,262,939	2,079,830,734	304,603,802	-	3,069,404,660
TOTAL LIABILITIES	342,394,295	1,005,857,324	2,339,729,689	422,723,204	-	4,110,704,512

			12-31-2018
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	32,142,094	212,736,911	165,786,810	-	-	410,665,815
Trade and other current payables	3,598,849	503,689,338	44,138,753	2,347,924	511,460	554,286,324
Current accounts payable to related parties	-	74,991,622	324,743	82,619,960	-	157,936,325
Other current provisions	-	5,551,609	12,510	-	24,667	5,588,786
Current tax liabilities	-	17,243,717	22,626	-	411,577	17,677,920
Other current non-financial liabilities	-	68,532,059	2,766,862	-	10,061	71,308,982
TOTAL CURRENT LIABILITIES	35,740,943	882,745,256	213,052,304	84,967,884	957,765	1,217,464,152

NON-CURRENT LIABILITIES
Other non-current financial liabilities	297,118,435	-	1,408,715,068	-	-	1,705,833,503
Trade and other non-current payables	-	2,553,056	31,124	-	-	2,584,180
Non-current accounts receivable to related parties	-	-	447,193,802	-	-	447,193,802
Other long-term provisions	-	93,478,990	12,392,385	-	-	105,871,375
Deferred tax liabilities	-	203,349,899	74,730,155	-	-	278,080,054
Non-current provisions for employee benefits	-	56,070,439	532,225	-	-	56,602,664
Other non-current non-financial liabilities	-	226,653	-	-	-	226,653
TOTAL NON-CURRENT LIABILITIES	297,118,435	355,679,037	1,943,594,759	-	-	2,596,392,231
TOTAL LIABILITIES	332,859,378	1,238,424,293	2,156,647,063	84,967,884	957,765	3,813,856,383